Segment reporting (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended
	Dec. 31, 2022	Oct. 31, 2021	Oct. 31, 2022
Disclosure of geographical areas [line items]
Non-current assets	$ 265.4		$ 201.4
Revenues	5.9	$ 2.8
Canada
Disclosure of geographical areas [line items]
Non-current assets	38.1		26.8
Revenues	0.9	0.1
United States
Disclosure of geographical areas [line items]
Non-current assets	213.0		161.4
Revenues	5.0	2.7
Germany
Disclosure of geographical areas [line items]
Non-current assets	11.6		10.7
Revenues	0.0	0.0
Other
Disclosure of geographical areas [line items]
Non-current assets	2.7		$ 2.5
Revenues	$ 0.0	$ 0.0